Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEO	Compensation Actually Paid to Non-PEO NEO	Net Income (Loss)
	(1)	(2)	(3)	(4)
2024	$17,229	$17,229	$29,143	$29,143	$(3,109,418)
2023	$17,229	$17,229	$29,143	$29,143	$(1,319,657)
2022	$17,229	$17,229	$22,187	$22,187	$(77,998)

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported are the amounts of total compensation reported for Mr. Hong in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.
PEO Total Compensation Amount	[1]	$ 17,229	$ 17,229	$ 17,229
PEO Actually Paid Compensation Amount	[2]	$ 17,229	17,229	17,229
Adjustment To PEO Compensation, Footnote

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Hong during the applicable year.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 29,143	29,143	22,187
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 29,143	29,143	22,187
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.

Equity Valuation Assumption Difference, Footnote

(4)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEO. The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.

Net Income (Loss) Attributable to Parent		$ (3,109,418)	$ (1,319,657)	$ (77,998)
PEO Name		Mr. Hong	Mr. Hong	Mr. Hong

[1]	The dollar amounts reported are the amounts of total compensation reported for Mr. Hong in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Hong during the applicable year.
[3]	The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.
[4]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEO. The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended March 31, 2024, 2023 and 2022.